Vanguard FTSE All-World ex-US Index Fund Average Annual Total Returns - Admiral Prospectus [Member]	12 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE All-World ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.17%	8.20%		8.68%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	9.47%	8.56%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	32.32%	8.05%		8.62%
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.23%	7.21%		7.83%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.68%	6.14%		6.82%